Related Party Transactions - Schedule of Related Party Balances with Major Related Parties (Parenthetical) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	9 Months Ended
		Jan. 31, 2018 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties			¥ 3,319,678	$ 466,673	¥ 2,634,089
Baidu
Related Party Transaction [Line Items]
Amounts due to related parties	[1]		¥ 1,837,255	258,278	1,402,493
Proceeds from loans from related parties		¥ 650,000
Debt instrument issuance, year and month			2018-01
Debt instrument maturity, year and month			2023-01
Baidu | Loans
Related Party Transaction [Line Items]
Amounts due to related parties	[2]		¥ 700,000	$ 98,404	¥ 50,000

[1]	The balance mainly represents amounts owed to Baidu for bandwidth and cloud services provided to the Group.
[2]	The total outstanding balance represents a non-trade interest-free loan of RMB50,000, which is due on demand and a non-trade interest-free loan of RMB650,000 provided by Baidu in January 2018 that will mature in January 2023.